Inventories and other assets - Disclosure of detailed information about inventories and other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Ore in stockpiles	$ 0	$ 4,194
Gold-in-circuit and doré bars	0	9,751
Supplies and others	0	4,651
Total current inventories	0	18,596
Prepaid expenses and deposits	2,546	3,941
Total current other assets	2,546	22,537
Non-current assets
Sales taxes	0	11,632
Deposits (reclamation and equipment)	0	4,619
Deferred financing fees	1,836	1,786
Total non-current other assets	$ 1,836	$ 18,037